ACCOUNTS PAYABLE AND OTHER ACCRUED LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
ACCOUNTS PAYABLE AND OTHER ACCRUED LIABILITIES
Schedule of Accounts payable and accrued liabilities

Accounts payable and accrued liabilities as of September 30, 2020 and December 31, 2019, consist of the following (in thousands):

	September 30,	December 31,
	2020	2019
Accrued expenses due to vendors	$19,434	$16,342
Accounts payable due to vendors	3,212	6,453
Accrued property and franchise taxes	1,243	5,739
Accrued payroll and other employee related expenses	5,198	3,328
Other	8,911	1,115
Total accounts payable and other accrued liabilities	$37,998	$32,977

	2019	2018
Accrued expenses due to vendors	$16,342	$15,394
Accounts payable due to vendors	6,453	6,237
Accrued property and franchise taxes	5,739	5,487
Accrued payroll and other employee related expenses	3,328	2,366
Other	1,115	781
Total accounts payable and other accrued liabilities	$32,977	$30,265